Spartan®

New York Municipal
Money Market Fund

and

Fidelity®
New York Municipal
Money Market Fund

Annual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	1.14%	13.58%	30.83%
New York Tax-Free Retail Money Market Funds Average	0.87%	12.39%	28.37%

Cumulative total returns show the fund's performance over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	1.14%	2.58%	2.72%
New York Tax-Free Retail Money Market Funds Average	0.87%	2.36%	2.53%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan New York Municipal Money Market Fund

Performance - continued

Yields

	2/3/03	10/28/02	7/29/02	4/29/02	1/28/02
Spartan New York Municipal Money Market Fund	0.89%	1.40%	1.11%	1.39%	1.16%

If Fidelity had not reimbursed certain fund expenses	0.86%	1.37%	1.08%	1.36%	1.13%

New York Tax-Free Retail Money Market Funds Average	0.64%	1.18%	0.91%	1.13%	0.85%

Spartan New York Municipal Money Market Fund - Tax-equivalent	1.53%	2.40%	1.91%	2.39%	1.99%

If Fidelity had not reimbursed certain fund expenses	1.48%	2.35%	1.86%	2.34%	1.94%

Portion of fund's income subject to state taxes	0.00%	0.00%	0.03%	0.01%	0.99%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 41.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

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Annual Report

Spartan New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Kim Miller, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. Kim, what was the investment environment like during the 12 months that ended January 31, 2003?

A. Economic growth was uneven. During the first half of 2002, data offered some hope that the U.S. economy was on the rebound. The Federal Reserve Board had lowered short-term interest rates 11 times in 2001, with its last cut coming in the final month of the year. Growth in gross domestic product (GDP) was very strong in the first quarter of 2002, leading many market participants to believe that the Fed would start to raise rates to keep growth at non-inflationary levels. However, subsequent statistics revealed that growth was more stagnant than expected. By November 2002, the Fed cut short-term interest rates again to prop up the economy. Municipal money market funds received significant inflows of capital as investors looked for safety with the prospect of war with Iraq hindering the stock market.

Q. What was the backdrop like for New York municipal money market securities?

A. Weak economic growth and falling stock prices translated into budgetary challenges for the state and municipalities. Rising unemployment led to reduced income tax collections, and declining stock prices resulted in lower capital gains revenues. These factors forced the state and localities to come to market with greater issuance to sustain their operations. The New York state government faces a $12 billion budget gap in the current fiscal year. In 2002, the state met budget shortfalls by deferring capital expenditures and spending down reserves. With no more reserves available, the governor and legislature may have to resolve the shortfalls through spending cuts. At this time, it appears that the state will sustain its credit rating. However, many localities are vulnerable to credit downgrades as they struggle to meet their responsibilities in the face of reduced state aid. New York City, which has a budget as big as the state's, is facing a $3 billion budget gap for the coming year, at a time when the state appears unable to provide additional financial support.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I kept the fund's average maturity longer than that of its peers to take advantage of opportunities offered by longer-maturity money market securities. While these instruments usually trade at higher prices than national averages due to New York state's relatively high tax rates, they offered compelling values throughout the year due to a glut of new supply. In terms of security types, I focused investments on securities issued by the state, either general obligation bonds or those that are backed by dedicated revenue streams such as water or power utilities.

Annual Report

Spartan New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2003, was 0.86%, compared to 1.17% 12 months ago. The more recent seven-day yield was the equivalent of a 1.48% taxable rate of return for New York investors in the 41.82% combined federal, state and New York City income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2003, the fund's 12-month total return was 1.14%, compared to 0.87% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I believe that overall interest rates should remain steady for the next six months. At the same time, I intend to position the fund conservatively, because rates could rise quickly if the economy improves. Over the near term, the Iraq situation will most likely continue to create an environment of uncertainty. Demand for money market investments should remain strong, putting more downward pressure on interest rates than would normally be expected given the current moderate economic fundamentals. Looking to New York, I expect that the fiscal problems encountered by the state and local governments in 2002 will not quickly abate in 2003. As a result, I intend to pay even more attention than usual to potentially changing credit conditions. While I expect the national economy to recover, I don't expect a turnaround dramatic enough to bolster New York's financial position to the extent necessary to result in a significant drop-off in municipal money market issuance.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 422

Trading symbol: FSNXX

Start date: February 3, 1990

Size: as of January 31, 2003, more than $1.1 billion

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/03	% of fund's investments 7/31/02	% of fund's investments 1/31/02
0 - 30	64.9	66.7	58.9
31 - 90	13.3	10.4	14.5
91 - 180	8.8	6.8	15.7
181 - 397	13.0	16.1	10.9
Weighted Average Maturity
	1/31/03	7/31/02	1/31/02
Spartan New York Municipal Money Market Fund	58 Days	69 Days	62 Days
New York Tax-Free Retail Money Market Funds Average*	44 Days	53 Days	46 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
Variable Rate Demand Notes (VRDNs) 57.4%	Variable Rate Demand Notes (VRDNs) 62.8%
Commercial Paper (including CP Mode) 9.0%	Commercial Paper (including CP Mode) 5.7%
Tender Bonds 2.3%	Tender Bonds 4.0%
Municipal Notes 21.6%	Municipal Notes 20.8%
Other Investments 4.3%	Other Investments 5.1%
Net Other Assets 5.4%	Net Other Assets 1.6%

*Source: iMoneyNet, Inc.

Annual Report

Spartan New York Municipal Money Market Fund

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 94.6%
	Principal Amount	Value (Note 1)
New York - 92.0%
Baldwin Union Free School District TAN:
2.25% 6/26/03	$ 3,000,000	$ 3,007,622
2.5% 6/26/03	5,000,000	5,017,559
Central Islip Union Free School District BAN 2.25% 7/26/03	5,300,000	5,316,238
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 1.18%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,450,000	2,450,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.15%, LOC HSBC Bank USA, VRDN (b)(c)	2,400,000	2,400,000
Cold Spring Hbr. Central School District TAN 2.25% 6/27/03	4,000,000	4,010,550
Commack Union Free School District BAN 2% 11/21/03	12,000,000	12,054,040
East Meadow Union Free School District TAN 2.25% 6/26/03	11,000,000	11,028,802
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 1.2%, LOC HSBC Bank USA, VRDN (b)(c)	3,900,000	3,900,000
Elwood Union Free School District TAN 2.25% 6/26/03	3,000,000	3,007,850
Grand Island Central School District BAN 2% 10/17/03	3,600,000	3,612,774
Guilderland Central School District BAN 3% 6/5/03	7,682,500	7,711,966
Half Hollow Hills Central School District of Huntington & Babylon TAN 2% 6/26/03	4,100,000	4,108,851
Hempstead Town Gen. Oblig. BAN Series A, 2% 2/6/04 (a)	10,800,000	10,890,720
Herkimer County Indl. Dev. Agcy. (H.M. Quackenbush, Inc. Proj.) Series 1988 A, 1.15%, LOC HSBC Bank USA, VRDN (b)(c)	175,000	175,000
Herricks Union Free School District TAN 2.25% 6/26/03	5,000,000	5,013,088
Huntington Unified Free School District TAN 2.25% 6/26/03	3,000,000	3,007,859
Ithaca City Gen. Oblig. BAN 1.75% 1/16/04	4,917,614	4,943,122
Lawrence Union Free School District TAN 2% 6/26/03	6,000,000	6,010,591
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series Merlots 98 65, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	4,995,000	4,995,000
Series Merlots 98 66, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	1,045,000	1,045,000
Series ROC II R65, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	2,795,000	2,795,000
Series 1, 1.1% 3/31/03, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank Girozentrale, CP	3,700,000	3,700,000
Merrick Union Free School District BAN 2.5% 6/26/03	2,585,000	2,594,088
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	12,300,000	12,300,000
Series EGL 02 6007, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	2,700,000	2,700,000
Series EGL 98 3203, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 98 3204, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 4,100,000	$ 4,100,000
Series Floaters 01 704, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	14,046,500	14,046,500
Series PA 1098, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,400,000	3,400,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6021, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	3,300,000	3,300,000
Series EGL 02 6023, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	5,200,000	5,200,000
Series FRRI 02 F, 1.18% (Liquidity Facility Bank of New York NA) (b)(d)	1,600,000	1,600,000
Series MSTC 7001, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,500,000	3,500,000
Series PA 1036, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,995,000	6,995,000
Series PT 1103, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400,000	6,400,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,430,000	2,430,000
Series MS 01 686, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	11,035,000	11,035,000
Series MS 01 697X, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	15,235,000	15,235,000
Metro. Trans. Auth. Transit Facilities Rev.:
Series A:
1.05% 3/3/03, LOC ABN-AMRO Bank NV, CP	2,015,000	2,015,000
1.2% 3/6/03, LOC ABN-AMRO Bank NV, CP	7,000,000	7,000,000
1.35% 3/6/03, LOC ABN-AMRO Bank NV, CP	20,000,000	20,000,000
Series B:
1.1% 3/24/03, LOC ABN-AMRO Bank NV, CP	3,900,000	3,900,000
1.2% 3/26/03, LOC ABN-AMRO Bank NV, CP	15,700,000	15,700,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.23% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,365,000	3,365,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.15%, LOC HSBC Bank USA, VRDN (b)(c)	$ 800,000	$ 800,000
(AJL Manufacturing Proj.) Series 1996 A, 1.4%, LOC Key Bank NA, VRDN (b)(c)	2,000,000	2,000,000
(Flower City Proj.) 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	2,600,000	2,600,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.15% (Liquidity Facility Societe Generale) (b)(d)	8,450,000	8,450,000
New York City Gen. Oblig.:
Bonds:
Series 2002 A, 3% 8/1/03	8,900,000	8,961,038
Series A, 3.5% 11/1/03	5,000,000	5,070,372
Series B, 3% 8/1/03	8,880,000	8,940,020
Series C, 3% 8/1/03	12,305,000	12,384,702
Series E, 5.4% 2/15/03	4,000,000	4,005,661
Series G, 4% 8/1/03	9,800,000	9,912,973
Participating VRDN:
Series FRRI 02 L28J, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,900,000	15,900,000
Series MS 01 525, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	6,190,000	6,190,000
Series MS 01 627, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	4,800,000	4,800,000
Series MS 584, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	10,480,000	10,480,000
RAN:
2.5% 4/11/03	39,900,000	39,973,158
3.75% 4/11/03	5,000,000	5,020,661
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN Series PT 459, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,150,000	4,150,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.2%, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	7,115,000	7,115,000
Series Merlots 00 DDD, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,985,000	3,985,000
Series PA 1022, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 921, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 25,970,000	$ 25,970,000
Series PA 960, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,395,000	11,395,000
Series ROC II R1015, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	4,295,000	4,295,000
Series ROC II R3, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,000,000	5,000,000
Series SGB 25, 1.16% (Liquidity Facility Societe Generale) (b)(d)	13,200,000	13,200,000
Series SGB 26, 1.16% (Liquidity Facility Societe Generale) (b)(d)	13,000,000	13,000,000
Series 1, 1.1% 2/12/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	21,000,000	21,000,000
Series 2000 C, 1.29% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,700,000	3,700,000
Series 4, 1.1% 2/10/03, LOC WestLB AG, CP	10,600,000	10,600,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series MSTC 01 116 Class A, 1.15%, tender 2/7/03 (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	17,555,000	17,555,000
Participating VRDN:
Series FRRI 02 L11, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,800,000	8,800,000
Series Merlots 99 G, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	11,300,000	11,300,000
Series Merlots A40, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,170,000	5,170,000
Series MS 00 433, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	2,217,500	2,217,500
Series MS 01 698, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	20,975,000	20,975,000
Series ROC II R1039, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	2,400,000	2,400,000
BAN 2.5% 11/6/03	24,200,000	24,384,139
Series 2003 1D, 1.3%, VRDN (b)	3,150,000	3,150,000
Series 2003 2A, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	24,800,000	24,800,000
Series 2003 2F, 1.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,000,000	10,000,000
Series 2003 3H, 1.3% (Liquidity Facility Bank of New York NA), VRDN (b)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Rev.:
Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (b)(d)(e)	$ 5,200,000	$ 5,200,000
Participating VRDN:
Series FRRI 02 L25J, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,900,000	7,900,000
Series Merlots 00 A30, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,625,000	4,625,000
Series Merlots 00 G, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,000,000	8,000,000
Series Merlots 00 X, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,600,000	2,600,000
Series Merlots 01 A65, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,495,000	3,495,000
Series Merlots 02 A56, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	22,600,000	22,600,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.):
Series 1985 A, 1.6%, tender 3/15/03, LOC JPMorgan Chase Bank (b)	4,000,000	4,000,000
Series 1985 D, 1.8%, tender 12/1/03, LOC Fleet Nat'l. Bank (b)	6,600,000	6,606,984
Participating VRDN Series MS 181, 1.19% (Liquidity Facility Morgan Stanley) (b)(c)(d)	4,000,000	4,000,000
(Niagara Mohawk Pwr. Corp. Proj.):
Series 1985 C, 1.3%, LOC Bank One NA, VRDN (b)	21,200,000	21,200,000
Series 2002 A, 1.3%, LOC Toronto-Dominion Bank, VRDN (b)	2,800,000	2,800,000
Series B, 1.3%, LOC Bank One NA, VRDN (b)	10,500,000	10,500,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series MS 731, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	8,200,000	8,200,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	2,085,000	2,085,000
New York State Hsg. Fin. Agcy. Rev.:
(66 West 38th Street Proj.) Series A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	3,200,000	3,200,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	12,200,000	12,200,000
Series 2001 A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Worth Street Hsg. Proj.):
Series 2001 A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	$ 11,000,000	$ 11,000,000
Series A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	10,900,000	10,900,000
New York State Mtg. Agcy. Rev.:
Bonds Series 33, 1.75%, tender 4/1/03 (b)(c)	5,200,000	5,200,000
Participating VRDN:
Series Merlots 00 B, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	7,185,000	7,185,000
Series Merlots 00 PP, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	5,195,000	5,195,000
Series Merlots 97 J, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	13,920,000	13,920,000
Series PA 410, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,670,000	4,670,000
Series Putters 196, 1.23% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,700,000	2,700,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1994 1, 1.1% 5/1/03, CP	6,500,000	6,500,000
New York State Thruway Auth. Series 2001, 1.1% 4/10/03, CP	13,750,000	13,750,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN Series SG 121, 1.17% (Liquidity Facility Societe Generale) (b)(d)	6,565,000	6,565,000
BAN Series A, 3.25% 3/26/03	15,000,000	15,022,425
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MSTC 9045, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,800,000	2,800,000
Series Putters 330, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	8,135,000	8,135,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	6,325,000	6,324,421
Series EGL 00 3208, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900,000	4,900,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,700,000	2,700,000
North Hempstead Gen. Oblig. BAN 2.25% 2/13/03	8,300,000	8,301,797
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Oswego County Indl. Dev. Agcy. Indl. Rev. (Engraph, Inc. Proj.) Series 1989, 1.2%, LOC Suntrust Bank, VRDN (b)(c)	$ 2,320,000	$ 2,320,000
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.22%, VRDN (b)	5,200,000	5,200,000
Plainview Old Bethpage Central School District TAN 2.25% 6/27/03	5,000,000	5,012,780
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.22%, LOC European American Bank Uniondale, VRDN (b)(c)	2,300,000	2,300,000
Rochester Gen. Oblig. BAN:
Series II, 2.25% 10/23/03	11,600,000	11,649,890
2.5% 3/5/03	4,200,000	4,202,895
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.25%, LOC Bank of New York NA, VRDN (b)(c)	1,600,000	1,600,000
Rockville Ctr. Union Free School District TAN 2.5% 6/26/03	6,000,000	6,032,002
Roslyn Union Free School District TAN 2% 6/26/03	5,000,000	5,008,197
Saint Lawrence County Indl. Dev. Agcy. Poll. Cont. Rev. (Aluminum Co. of America Proj.) Series B, 1.48%, VRDN (b)	5,000,000	5,000,000
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.53%, VRDN (b)(c)	4,250,000	4,250,000
Schenectady County Indl. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 1.25%, LOC Key Bank NA, VRDN (b)(c)	2,500,000	2,500,000
Smithtown Central School District TAN 2.25% 6/26/03	10,000,000	10,026,183
Suffolk County Gen. Oblig. TAN 2.25% 9/9/03	7,000,000	7,031,154
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.25%, LOC Key Bank NA, VRDN (b)	2,400,000	2,400,000
Three Village Central School District TAN 2.25% 6/30/03	5,700,000	5,714,863
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	6,000,000	6,000,000
Series MS 01 729, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	7,700,000	7,700,000
Series PA 1074, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Series ROC II R1008, 1.16%, LOC Salomon Smith Barney Hldgs., Inc. (b)(d)	3,200,000	3,200,000
Series ROC II R1032, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,365,000	5,365,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
West Irondequoit Central School District BAN:
2% 9/3/03	$ 7,500,000	$ 7,522,514
2.25% 6/17/03	4,800,000	4,811,789
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 1.2%, LOC Key Bank NA, VRDN (b)	3,650,000	3,650,000
		1,069,845,338
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Bonds Series MS 766, 1.3%, tender 12/18/03 (Liquidity Facility Morgan Stanley) (b)(d)(e)	4,245,000	4,245,000
Participating VRDN Series PA 1038R, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,995,000	4,995,000
Series 1991 3, 1.18%, VRDN (b)(c)(e)	9,800,000	9,800,000
Series 1996 5, 1.3%, VRDN (b)	4,800,000	4,800,000
Series 1997 4B, 1.4%, VRDN (b)(c)	2,000,000	2,000,000
Series 4, 1.3%, VRDN (b)	4,400,000	4,400,000
		30,240,000
TOTAL INVESTMENT PORTFOLIO - 94.6%		1,100,085,338
NET OTHER ASSETS - 5.4%		63,307,398
NET ASSETS - 100%		$ 1,163,392,736
Total Cost for Income Tax Purposes $ 1,100,085,338
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York State Dorm. Auth. Rev. Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	8/5/02	$ 5,200,000
Port Auth. of New York & New Jersey Bonds Series MS 766, 1.3%, tender 12/18/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 4,245,000
Port Auth. of New York & New Jersey Series 1991 3, 1.18%, VRDN	6/18/91	$ 9,800,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,245,000 or 1.7% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 17.30% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,100,085,338
Cash		50,391
Receivable for investments sold		5,200,000
Receivable for fund shares sold		65,400,533
Interest receivable		5,482,725
Receivable from investment adviser for expense reductions		19,491
Other receivables		71,332
Total assets		1,176,309,810

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 10,890,720
Payable for fund shares redeemed	1,546,174
Distributions payable	90,488
Accrued management fee	387,398
Other payables and accrued expenses	2,294
Total liabilities		12,917,074

Net Assets		$ 1,163,392,736
Net Assets consist of:
Paid in capital		$ 1,163,398,994
Accumulated net realized gain (loss) on investments		(6,258)
Net Assets, for 1,163,199,728 shares outstanding		$ 1,163,392,736
Net Asset Value, offering price and redemption price per share ($1,163,392,736 ÷ 1,163,199,728 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Year ended January 31, 2003

Investment Income
Interest		$ 15,202,677
Expenses
Management fee	$ 4,336,940
Non-interested trustees' compensation	3,418
Total expenses before reductions	4,340,358
Expense reductions	(579,967)	3,760,391
Net investment income		11,442,286
Net Realized Gain (Loss) on investment securities		73,515
Net increase in net assets resulting from operations		$ 11,515,801

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,442,286	$ 21,199,576
Net realized gain (loss)	73,515	194,379
Net increase (decrease) in net assets resulting from operations	11,515,801	21,393,955
Distributions to shareholders from net investment income	(11,442,286)	(21,199,576)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	748,024,564	667,925,502
Reinvestment of distributions	10,412,595	18,983,935
Cost of shares redeemed	(535,487,764)	(650,904,850)
Net increase (decrease) in net assets and shares resulting from share transactions	222,949,395	36,004,587
Total increase (decrease) in net assets	223,022,910	36,198,966

Net Assets
Beginning of period	940,369,826	904,170,860
End of period	$ 1,163,392,736	$ 940,369,826

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.022	.036	.028	.030
Distributions from net investment income	(.011)	(.022)	(.036)	(.028)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.14%	2.23%	3.68%	2.86%	3.01%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40%	.47%	.50%	.50%	.50%
Expenses net of all reductions	.37%	.44%	.49%	.50%	.49%
Net investment income	1.13%	2.22%	3.62%	2.82%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,163,393	$ 940,370	$ 904,171	$ 809,088	$ 808,483

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	1.02%	13.07%	29.38%
New York Tax-Free Retail Money Market Funds Average	0.87%	12.39%	28.37%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	1.02%	2.49%	2.61%
New York Tax-Free Retail Money Market Funds Average	0.87%	2.36%	2.53%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity New York Municipal Money Market Fund
Performance - continued

Yields

	2/3/03	10/28/02	7/29/02	4/29/02	1/28/02
M
Fidelity New York Municipal Money Market Fund	0.79%	1.26%	1.03%	1.23%	0.99%

New York Tax-Free Retail Money Market Funds Average	0.64%	1.18%	0.91%	1.13%	0.85%

Fidelity New York Municipal Money Market Fund - Tax-equivalent	1.36%	2.16%	1.77%	2.11%	1.70%

Portion of fund's income subject to state taxes	0.00%	0.00%	0.01%	2.52%	2.02%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 41.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Kim Miller, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. Kim, what was the investment environment like during the 12 months that ended January 31, 2003?

A. Economic growth was uneven. During the first half of 2002, data offered some hope that the U.S. economy was on the rebound. The Federal Reserve Board had lowered short-term interest rates 11 times in 2001, with its last cut coming in the final month of the year. Growth in gross domestic product (GDP) was very strong in the first quarter of 2002, leading many market participants to believe that the Fed would start to raise rates to keep growth at non-inflationary levels. However, subsequent statistics revealed that growth was more stagnant than expected. By November 2002, the Fed cut short-term interest rates again to prop up the economy. Municipal money market funds received significant inflows of capital as investors looked for safety with the prospect of war with Iraq hindering the stock market.

Q. What was the backdrop like for New York municipal money market securities?

A. Weak economic growth and falling stock prices translated into budgetary challenges for the state and municipalities. Rising unemployment led to reduced income tax collections, and declining stock prices resulted in lower capital gains revenues. These factors forced the state and localities to come to market with greater issuance to sustain their operations. The New York state government faces a $12 billion budget gap in the current fiscal year. In 2002, the state met budget shortfalls by deferring capital expenditures and spending down reserves. With no more reserves available, the governor and legislature may have to resolve the shortfalls through spending cuts. At this time, it appears that the state will sustain its credit rating. However, many localities are vulnerable to credit downgrades as they struggle to meet their responsibilities in the face of reduced state aid. New York City, which has a budget as big as the state's, is facing a $3 billion budget gap for the coming year, at a time when the state appears unable to provide additional financial support.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I kept the fund's average maturity longer than that of its peers to take advantage of opportunities offered by longer-maturity money market securities. While these instruments usually trade at higher prices than national averages due to New York state's relatively high tax rates, they offered compelling values throughout the year due to a glut of new supply. In terms of security types, I focused investments on securities issued by the state, either general obligation bonds or those that are backed by dedicated revenue streams such as water or power utilities.

Annual Report

Fidelity New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2003, was 0.78%, compared to 1.00% 12 months ago. The more recent seven-day yield was the equivalent of a 1.34% taxable rate of return for New York investors in the 41.82% combined federal, state and New York City income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2003, the fund's 12-month total return was 1.02%, compared to 0.87% for the New York tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I believe that overall interest rates should remain steady for the next six months. At the same time, I intend to position the fund conservatively, because rates could rise quickly if the economy improves. Over the near term, the Iraq situation will most likely continue to create an environment of uncertainty. Demand for money market investments should remain strong, putting more downward pressure on interest rates than would normally be expected given the current moderate economic fundamentals. Looking to New York, I expect that the fiscal problems encountered by the state and local governments in 2002 will not quickly abate in 2003. As a result, I intend to pay even more attention than usual to potentially changing credit conditions. While I expect the national economy to recover, I don't expect a turnaround dramatic enough to bolster New York's financial position to the extent necessary to result in a significant drop-off in municipal money market issuance.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 092

Trading symbol: FNYXX

Start date: July 6, 1984

Size: as of January 31, 2003, more than $2.7 billion

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/03	% of fund's investments 7/31/02	% of fund's investments 1/31/02
0 - 30	65.9	68.5	62.9
31 - 90	11.7	8.1	11.5
91 - 180	8.7	8.1	13.6
181 - 397	13.7	15.3	12.0
Weighted Average Maturity
	1/31/03	7/31/02	1/31/02
Fidelity New York Municipal Money Market Fund	58 Days	66 Days	60 Days
New York Tax-Free Retail Money Market Funds Average*	44 Days	53 Days	46 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
Variable Rate Demand Notes (VRDNs) 60.9%	Variable Rate Demand Notes (VRDNs) 61.9%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 6.0%
Tender Bonds 2.9%	Tender Bonds 4.6%
Municipal Notes 23.1%	Municipal Notes 21.2%
Other Investments 4.8%	Other Investments 3.8%
Net Other Assets 0.4%	Net Other Assets 2.5%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York Municipal Money Market Fund

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value (Note 1)
New York - 97.5%
Bethpage Union Free School District TAN 2.5% 6/26/03	$ 2,000,000	$ 2,006,642
Central Islip Union Free School District BAN 2.25% 7/26/03	13,700,000	13,741,973
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 1.18%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,410,000	4,410,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.33%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(c)	1,660,000	1,660,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.15%, LOC HSBC Bank USA, VRDN (b)(c)	700,000	700,000
Cold Spring Hbr. Central School District TAN 2.25% 6/27/03	4,000,000	4,010,550
Commack Union Free School District BAN 2% 11/21/03	8,000,000	8,036,027
Deer Park Union Free School District TAN 2.25% 6/26/03	12,500,000	12,532,729
East Irondequoit Central School District BAN:
2% 1/7/04	2,912,471	2,932,547
3% 4/23/03	9,000,000	9,015,818
East Moriches Union Free School District BAN 2.75% 7/17/03	12,000,000	12,059,596
East Syracuse-Minoa Central School District BAN 1.5% 7/18/03	5,709,549	5,716,843
Grand Island Central School District BAN 2% 10/17/03	8,800,000	8,831,226
Great Neck Union Free School District TAN 2% 6/26/03	5,000,000	5,004,745
Greenburgh Gen. Oblig. BAN 2% 9/30/03	4,000,000	4,020,898
Half Hollow Hills Central School District of Huntington & Babylon TAN 2% 6/26/03	10,900,000	10,923,532
Harborfields Central School District Greenlawn TAN 2.25% 6/26/03	10,000,000	10,026,168
Hempstead Town Gen. Oblig. BAN Series A, 2% 2/6/04 (a)	27,270,000	27,499,068
Herricks Union Free School District TAN 2.25% 6/26/03	5,000,000	5,013,088
Hunter-Tannersville Central School District BAN 2.25% 7/15/03	3,443,517	3,453,935
Huntington Unified Free School District TAN 2.25% 6/26/03	15,000,000	15,039,295
Ithaca City Gen. Oblig. BAN 1.75% 1/16/04	12,600,000	12,665,357
Jefferson County Indl. Dev. Agcy. Indl. Dev. Rev. (Fisher Gauge Facilities Proj.) Series 1996, 1.2%, LOC Fleet Bank NA, VRDN (b)(c)	2,100,000	2,100,000
Johnson City Gen. Oblig. BAN 3% 5/30/03	9,000,000	9,031,976
Kenmore-Tonawanda Union Free School District BAN 2% 10/2/03	3,000,000	3,009,833
Lawrence Union Free School District TAN 2% 6/26/03	7,500,000	7,513,239
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series ROC II R65, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	2,200,000	2,200,000
Series 1, 1.1% 4/4/03, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank Girozentrale, CP	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Sub Series 1B, 1.3%, LOC State Street Bank & Trust Co., Boston, LOC Dexia Cr. Local de France, VRDN (b)	$ 3,750,000	$ 3,750,000
Massapequa Union Free School District TAN 2.25% 6/26/03	10,000,000	10,024,237
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	15,020,000	15,020,000
Series EGL 02 6003, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	7,700,000	7,700,000
Series EGL 02 6007, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	7,140,000	7,140,000
Series EGL 98 3203, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	6,700,000	6,700,000
Series EGL 98 3204, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	8,900,000	8,900,000
Series Floaters 01 704, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	34,128,500	34,128,500
Series PA 1098, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,700,000	8,700,000
Series PA 619, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,995,000	6,995,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	12,835,000	12,835,000
Series EGL 02 6028, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	5,145,000	5,145,000
Series FRRI 02 F, 1.18% (Liquidity Facility Bank of New York NA) (b)(d)	4,079,000	4,079,000
Series Merlots 02 A52, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,475,000	5,475,000
Series MSTC 7001, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,995,000	8,995,000
Series PA 1084, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,665,000	8,665,000
Series PT 1103, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,095,000	16,095,000
Series Putters 258, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,665,000	6,665,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	8,100,000	8,100,000
Series MS 01 678, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	30,350,000	30,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series PT 1439, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,365,000	$ 7,365,000
Metro. Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	11,165,000	11,165,000
Series A:
1.05% 3/3/03, LOC ABN-AMRO Bank NV, CP	12,985,000	12,985,000
1.1% 3/31/03, LOC ABN-AMRO Bank NV, CP	3,000,000	3,000,000
1.15% 3/31/03, LOC ABN-AMRO Bank NV, CP	2,600,000	2,600,000
1.15% 6/12/03, LOC ABN-AMRO Bank NV, CP	14,800,000	14,800,000
Series B:
1.1% 3/24/03, LOC ABN-AMRO Bank NV, CP	10,100,000	10,100,000
1.2% 3/26/03, LOC ABN-AMRO Bank NV, CP	41,100,000	41,100,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.23% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,600,000	5,600,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.15%, LOC HSBC Bank USA, VRDN (b)(c)	220,000	220,000
(AJL Manufacturing Proj.) Series 1996 A, 1.4%, LOC Key Bank NA, VRDN (b)(c)	3,335,000	3,335,000
(Flower City Proj.) 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	3,085,000	3,085,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.7%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)	4,930,000	4,930,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.15% (Liquidity Facility Societe Generale) (b)(d)	26,100,000	26,100,000
New York City Gen. Oblig.:
Bonds:
Series 1995 E, 6.6% 8/1/03	4,800,000	4,922,693
Series 2002 A, 3% 8/1/03	22,815,000	22,971,469
Series 2003 G, 3.5% 8/1/03	26,200,000	26,493,967
Series 2003 H, 3.5% 8/1/03	6,505,000	6,577,987
Series A, 3.5% 11/1/03	4,000,000	4,045,555
Series B, 3% 8/1/03	5,000,000	5,039,827
Series C, 3% 8/1/03	30,000,000	30,194,315
Series D, 3% 8/1/03	1,830,000	1,841,219
Series E, 5.4% 2/15/03	6,235,000	6,242,249
Series G, 4% 8/1/03	25,300,000	25,591,655
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series EGL 94 C3, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 4,340,000	$ 4,340,000
Series FRRI 02 L28J, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	38,900,000	38,900,000
Series MS 00 394, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	6,915,000	6,915,000
Series MS 01 525, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	720,000	720,000
Series MS 01 627, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	12,530,000	12,530,000
Series ROC II R22, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	7,385,000	7,385,000
RAN 2.5% 4/11/03	106,690,000	106,892,610
Series 1993 B, 1.3% (FGIC Insured), VRDN (b)	9,025,000	9,025,000
Series 1993 E5, 1.3%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Series 1994 E5, 1.3%, LOC JPMorgan Chase Bank, VRDN (b)	8,600,000	8,600,000
Series H2, 1.35% (MBIA Insured), VRDN (b)	4,000,000	4,000,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (East 17th Street Property Proj.) Series 1993 A, 1.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,900,000	3,900,000
New York City Hsg. Dev. Corp. Multi-family Rev. (West 55th Street Dev. Proj.) 1.23%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	14,900,000	14,900,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
Participating VRDN Series MS 01 774, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	4,000,000	4,000,000
(Casa Proj.) Series 2000, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)	4,600,000	4,600,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.2%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,000,000	4,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 1.17%, LOC Wachovia Bank NA, VRDN (b)(c)	9,000,000	9,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	13,900,000	13,900,000
Series Merlots 00 DDD, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,965,000	7,965,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series MS 01 599, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	$ 9,835,000	$ 9,835,000
Series MS 01 687, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	18,860,000	18,860,000
Series MS 726X, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	18,995,000	18,995,000
Series PA 1022, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	24,625,000	24,625,000
Series PA 921, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,300,000	17,300,000
Series PA 960, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,000,000	20,000,000
Series Putters 198, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995,000	4,995,000
Series Putters 297, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,520,000	7,520,000
Series ROC II R1015, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	10,535,000	10,535,000
Series SGB 25, 1.16% (Liquidity Facility Societe Generale) (b)(d)	49,900,000	49,900,000
Series SGB 26, 1.16% (Liquidity Facility Societe Generale) (b)(d)	27,000,000	27,000,000
Series 1, 1.1% 2/12/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	51,900,000	51,900,000
Series 2000 C, 1.29% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,800,000	15,800,000
Series 4, 1.15% 2/10/03, LOC WestLB AG, CP	6,800,000	6,800,000
Series 5A, 1.1% 2/12/03 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,500,000	15,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 00 3203, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	7,000,000	7,000,000
Series EGL 00 3206, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000,000	13,000,000
Series EGL 01 3202, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	3,300,000	3,300,000
Series FRRI 02 L11, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,100,000	22,100,000
Series Merlots 99 G, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	22,695,000	22,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Merlots A40, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 23,155,000	$ 23,155,000
Series MS 00 433, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	750,000	750,000
Series MSTC 02 202, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	14,995,000	14,995,000
Series PA 536, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,445,000	6,445,000
Series PA 618, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,995,000	6,995,000
Series PA 823, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,500,000	8,500,000
Series Putters 129, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,910,000	12,910,000
Series ROC II R1039, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,870,000	5,870,000
BAN 2.5% 11/6/03	59,700,000	60,154,471
Series 2003 2A, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	6,600,000	6,600,000
Series 2003 3B, 1.35% (Liquidity Facility Bank of New York NA), VRDN (b)	10,000,000	10,000,000
Series 2003 3E, 1.3% (Liquidity Facility Bank of New York NA), VRDN (b)	2,600,000	2,600,000
Series 2003 3H, 1.3% (Liquidity Facility Bank of New York NA), VRDN (b)	8,500,000	8,500,000
Series 2003 C5, 1.3% (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	6,000,000	6,000,000
New York City Trust Cultural Resources Rev. Participating VRDN Series MS 01 596, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	3,300,000	3,300,000
New York Local Govt. Assistance Corp. Participating VRDN Series MS 01 543, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	8,507,500	8,507,500
New York State Dorm. Auth. Rev.:
Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (b)(d)(e)	13,670,000	13,670,000
Participating VRDN:
Series EGL 03 0002, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	4,720,000	4,720,000
Series FRRI 02 L25J, 1.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	27,075,000	27,075,000
Series Merlots 00 G, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	15,620,000	15,620,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Rev.: - continued
Participating VRDN:
Series Merlots 00 X, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 4,900,000	$ 4,900,000
Series Merlots 01 A30, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,995,000	2,995,000
Series Merlots 02 A56, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	59,015,000	59,015,000
Series MS 01 600, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	24,775,000	24,775,000
Series MS 01 769, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	5,990,000	5,990,000
Series SGA 01 132, 1.15% (Liquidity Facility Societe Generale) (b)(d)	2,000,000	2,000,000
Series 1999, 1.1% 4/7/03, CP	5,000,000	5,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.):
Series 1985 A, 1.6%, tender 3/15/03, LOC JPMorgan Chase Bank (b)	10,295,000	10,295,000
Series 1985 D, 1.8%, tender 12/1/03, LOC Fleet Nat'l. Bank (b)	16,400,000	16,429,913
Participating VRDN:
Series EGL 94 3206, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	14,850,000	14,850,000
Series MS 181, 1.19% (Liquidity Facility Morgan Stanley) (b)(c)(d)	6,870,000	6,870,000
(Niagara Mohawk Pwr. Corp. Proj.):
Series 1985 C, 1.3%, LOC Bank One NA, VRDN (b)	10,000,000	10,000,000
Series 1986 A, 1.4%, LOC Bank One NA, VRDN (b)(c)	33,300,000	33,300,000
Series 2002 A, 1.3%, LOC Toronto-Dominion Bank, VRDN (b)	8,500,000	8,500,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 01 652, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	32,070,000	32,070,000
Series MS 731, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	12,400,000	12,400,000
Series ROC II R164, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	12,815,000	12,815,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.:
(1500 Lexington Ave. Hsg. Proj.) Series 2002 A, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	$ 20,300,000	$ 20,300,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	15,900,000	15,900,000
(South Cove Plaza Proj.) Series A, 1.3%, LOC Freddie Mac participation certificates, VRDN (b)(c)	1,790,000	1,790,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	15,100,000	15,100,000
(Victory Hsg. Proj.):
Series 2000 A, 1.2%, LOC Key Bank NA, VRDN (b)(c)	16,000,000	16,000,000
Series 2001 A, 1.2%, LOC Key Bank NA, VRDN (b)(c)	34,000,000	34,000,000
Series 2002 A, 1.2%, LOC Key Bank NA, VRDN (b)(c)	16,000,000	16,000,000
(West 23rd Street Hsg. Proj.) Series A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	19,500,000	19,500,000
(Worth Street Hsg. Proj.):
Series 2001 A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	10,000,000	10,000,000
Series A, 1.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	28,300,000	28,300,000
New York State Mtg. Agcy. Rev.:
Bonds Series 33, 1.75%, tender 4/1/03 (b)(c)	38,360,000	38,360,000
Participating VRDN:
Series Merlots 00 A33, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,910,000	5,910,000
Series Merlots 00 B, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	12,765,000	12,765,000
Series Merlots 00 B3, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,775,000	4,775,000
Series Merlots 00 PP, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	10,800,000	10,800,000
Series Merlots 97 J, 1.21% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	14,030,000	14,030,000
Series MSTC 00 89, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	4,545,000	4,545,000
Series PA 29, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,000,000	6,000,000
Series PA 691R, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,990,000	9,990,000
Series PT 1204, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,720,000	5,720,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev.: - continued
Participating VRDN:
Series Putters 196, 1.23% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	$ 7,295,000	$ 7,295,000
Series ROC II R172, 1.21% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(d)	9,660,000	9,660,000
Series ROC II R181, 1.21% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(d)	6,000,000	6,000,000
Series ROC II R97, 1.21% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)(d)	6,145,000	6,145,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1994 1:
1.05% 3/25/03, CP	4,964,000	4,964,000
1.1% 5/1/03, CP	16,500,000	16,500,000
Series 1997 2:
1.05% 2/6/03, CP	20,800,000	20,800,000
1.05% 2/13/03, CP	1,000,000	1,000,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN Series SGA 66, 1.15% (Liquidity Facility Societe Generale) (b)(d)	18,900,000	18,900,000
BAN Series A, 3.25% 3/26/03	35,000,000	35,052,325
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 01 691, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	8,512,500	8,512,500
Series MSTC 9045, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,190,000	7,190,000
Series Putters 330, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	8,600,000	8,600,000
Series ROC II R198, 1.21% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	7,495,000	7,495,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3208, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	9,950,000	9,950,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.16% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,300,000	5,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 1.23% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,495,000	3,495,000
Niskayuna Central School District BAN 2.75% 4/1/03	6,613,000	6,620,117
North Colonie Central School District BAN 2.25% 9/26/03	10,000,000	10,047,919
North Hempstead Gen. Oblig. BAN 2.25% 2/13/03	21,700,000	21,704,699
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Northport-East Northport Union Free School District TAN 2.25% 6/30/03	$ 5,000,000	$ 5,014,055
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.22%, VRDN (b)	9,500,000	9,500,000
Plainview Old Bethpage Central School District TAN:
2.25% 6/27/03	5,000,000	5,012,780
2.5% 6/27/03	5,000,000	5,017,700
Port Washington Union Free School District BAN:
2% 12/4/03	5,500,000	5,531,857
2.25% 12/4/03	6,000,000	6,047,161
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.22%, LOC European American Bank Uniondale, VRDN (b)(c)	2,930,000	2,930,000
Rochester Gen. Oblig. BAN:
Series II, 2.25% 10/23/03	28,400,000	28,522,145
2.5% 3/5/03	10,800,000	10,807,445
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.53%, VRDN (b)(c)	6,600,000	6,600,000
Smithtown Central School District TAN 2.25% 6/26/03	32,000,000	32,083,785
Suffolk County Gen. Oblig. TAN 2.25% 9/9/03	18,000,000	18,080,110
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.25%, LOC Key Bank NA, VRDN (b)	1,875,000	1,875,000
Syracuse Gen. Oblig. RAN Series C, 2.5% 6/30/03, LOC Bank of New York NA	4,425,000	4,444,650
Three Village Central School District TAN 2.25% 6/30/03	14,800,000	14,838,591
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	7,200,000	7,200,000
Series EGL 02 6024, 1.16% (Liquidity Facility Citibank NA, New York) (b)(d)	13,690,000	13,690,000
Series MS 01 598, 1.16% (Liquidity Facility Morgan Stanley) (b)(d)	7,190,000	7,190,000
Series MSTC 02 207, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995,000	9,995,000
Series PA 1070, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,995,000	15,995,000
Series PA 1074, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,400,000	17,400,000
Series PA 956, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Series PT 1608, 1.17% (Liquidity Facility WestLB AG) (b)(d)	4,885,000	4,885,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN: - continued
Series ROC II R1008, 1.16%, LOC Salomon Smith Barney Hldgs., Inc. (b)(d)	$ 7,680,000	$ 7,680,000
Ulster County Gen. Oblig. BAN Series B, 1.5% 2/20/03	5,000,000	5,000,248
Victor Central School District BAN 2.25% 6/30/03	5,973,675	5,988,552
West Irondequoit Central School District BAN:
2% 9/3/03	19,850,000	19,909,587
2.25% 6/17/03	12,200,000	12,229,963
Williamsville Central School District BAN 2.25% 6/26/03	13,400,000	13,434,043
Wyoming County Indl. Dev. Agcy. Indl. Dev. Rev. (American Precision Proj.) Series 1988 A, 1.15%, LOC HSBC Bank USA, VRDN (b)(c)	100,000	100,000
		2,675,146,484
New York & New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Series 1996 1, 1.3%, VRDN (b)	5,000,000	5,000,000
Series 1996 4, 1.3%, VRDN (b)	4,200,000	4,200,000
Series 1997 1C, 1.3%, VRDN (b)	3,800,000	3,800,000
Series 1997 1D, 1.3%, VRDN (b)	4,500,000	4,500,000
Series 1997 2, 1.4%, VRDN (b)(c)	1,600,000	1,600,000
Series 1997 3A, 1.3%, VRDN (b)	10,200,000	10,200,000
Series 1997 3B, 1.3%, VRDN (b)	8,300,000	8,300,000
Series 1997 4A, 1.4%, VRDN (b)(c)	2,300,000	2,300,000
Series 2001 2, 1.4%, VRDN (b)(c)	11,500,000	11,500,000
Series 3, 1.3%, VRDN (b)	6,600,000	6,600,000
		58,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6%		2,733,146,484
NET OTHER ASSETS - 0.4%		11,603,117
NET ASSETS - 100%		$ 2,744,749,601
Total Cost for Income Tax Purposes $ 2,733,146,484
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York State Dorm. Auth. Rev. Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	8/5/02	$ 13,670,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,670,000 or 0.5% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 23.35% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 2,733,146,484
Receivable for investments sold		13,785,000
Receivable for fund shares sold		30,812,176
Interest receivable		13,065,696
Other receivables		146,518
Total assets		2,790,955,874

Liabilities
Payable to custodian bank	$ 285,468
Payable for investments purchased on a delayed delivery basis	27,499,068
Payable for fund shares redeemed	17,192,267
Distributions payable	34,967
Accrued management fee	869,702
Other payables and accrued expenses	324,801
Total liabilities		46,206,273

Net Assets		$ 2,744,749,601
Net Assets consist of:
Paid in capital		$ 2,744,741,957
Accumulated net realized gain (loss) on investments		7,644
Net Assets, for 2,744,076,392 shares outstanding		$ 2,744,749,601
Net Asset Value, offering price and redemption price per share ($2,744,749,601 ÷ 2,744,076,392 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Year ended January 31, 2003

Investment Income
Interest		$ 38,580,626
Expenses
Management fee	$ 9,819,507
Transfer agent fees	2,878,683
Accounting fees and expenses	259,479
Non-interested trustees' compensation	9,295
Custodian fees and expenses	42,392
Registration fees	47,407
Audit	28,803
Legal	15,253
Miscellaneous	8,110
Total expenses before reductions	13,108,929
Expense reductions	(695,074)	12,413,855
Net investment income		26,166,771
Net Realized Gain (Loss) on investment securities		216,566
Net increase in net assets resulting from operations		$ 26,383,337

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,166,771	$ 44,622,719
Net realized gain (loss)	216,566	400,634
Net increase (decrease) in net assets resulting from operations	26,383,337	45,023,353
Distributions to shareholders from net investment income	(26,166,771)	(44,622,719)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,887,153,586	5,516,724,748
Reinvestment of distributions	25,876,177	44,037,334
Cost of shares redeemed	(5,633,999,080)	(5,049,140,390)
Net increase (decrease) in net assets and shares resulting from share transactions	279,030,683	511,621,692
Total increase (decrease) in net assets	279,247,249	512,022,326

Net Assets
Beginning of period	2,465,502,352	1,953,480,026
End of period	$ 2,744,749,601	$ 2,465,502,352

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.021	.035	.027	.029
Distributions from net investment income	(.010)	(.021)	(.035)	(.027)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.02%	2.14%	3.61%	2.78%	2.91%
Ratios to Average Net Assets B
Expenses before expense reductions	.51%	.52%	.54%	.56%	.58%
Expenses net of voluntary waivers, if any	.51%	.52%	.54%	.56%	.58%
Expenses net of all reductions	.48%	.48%	.53%	.56%	.58%
Net investment income	1.01%	2.09%	3.55%	2.75%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,744,750	$ 2,465,502	$ 1,953,480	$ 1,565,236	$ 1,256,404

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2003

1. Significant Accounting Policies.

Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund (the funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Fidelity New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan New York Municipal Money Market with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity New York Municipal Money Market. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 8,604
Fidelity New York Municipal Money Market Fund	$ 12,545

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New York Municipal Money Market Fund	.40%	$ 301,492

Through arrangements with Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity New York Municipal Money Market Fund	$ 40,010	$ 655,064

In addition, through an arrangement with Spartan New York Municipal Money Market Fund's custodian and transfer agent, $278,475 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

5. Other Information.

At the end of the period, certain unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

Spartan New York Municipal Money Market Fund	1	13%

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust II and the Shareholders of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (funds of Fidelity New York Municipal Trust II), including the portfolios of investments, as of January 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund as of January 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 7, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Trustee of Fidelity New York Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity New York Municipal Money Market (2001) and Spartan New York Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (60)

Year of Election or Appointment: 1991

Trustee of Fidelity New York Municipal II (1991). Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (49)

Year of Election or Appointment: 2000 or 2001

Vice President of Fidelity New York Municipal Money Market (2000), and Spartan New York Municipal Money Market (2001). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Kim Miller (40)

Year of Election or Appointment: 2001

Vice president and manager of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Miller also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as an analyst, bond trader, and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Fidelity New York Municipal Money Market (1986) and Spartan New York Municipal Money Market (1990). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Fidelity New York Municipal Money Market (1996) and Spartan New York Municipal Money Market (1996). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NYS-ANN-0303 340320
1.700624.105